[PHOTO]

SEMIANNUAL REPORT JUNE 30, 2000

OPPENHEIMER
TOTAL RETURN FUND, INC.

[OPPENHEIMERFUNDS LOGO]
THE RIGHT WAY TO INVEST

CONTENTS


1        President's Letter

3        An Interview
         with Your Fund's
         Managers

9        Financial
         Statements

30       Officers and Directors





REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

We continued to rely on "bottom-up" analysis of individual company fundamentals to guide us toward what we believed were the market's most attractive investment opportunities.

Overall, the Fund benefited from its disciplined approach by investing in a diversified blend of stocks.

Energy and utilities were the greatest contributors to performance during the second half of the period.



CUMULATIVE
TOTAL RETURNS*
For the 6-Month Period Ended 6/30/00
CLASS A
Without       With
Sales Chg.    Sales Chg.
-------------------------------------------------------------------------------
4.54%         -1.48%

CLASS B
Without       With
Sales Chg.    Sales Chg.
-------------------------------------------------------------------------------
4.14%         -0.86%

CLASS C
Without       With
Sales Chg.    Sales Chg.
-------------------------------------------------------------------------------
4.11%         3.11%

CLASS Y
Without       With
Sales Chg.    Sales Chg.
-------------------------------------------------------------------------------
4.56%         4.56%
-------------------------------------------------------------------------------


*See Notes on page 7 for further details.

[PHOTO]                          [PHOTO]
JAMES C. SWAIN                   BRIDGET A. MACASKILL
Chairman                         President
Oppenheimer                      Oppenheimer
Total Return Fund, Inc.          Total Return Fund, Inc.

PRESIDENT'S  LETTER
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

The 1990s, although not free of volatility, were distinguished by an overall bull market. In contrast, the year 2000 has been characterized so far as a relatively difficult investment environment with high levels of volatility.

   As we entered the year, a vital concern weighing on investors' minds was growing evidence of a trend toward higher inflation. While productivity improvements and various economic forces helped keep inflation low over the last decade, the year 2000 has seen upward pressure on wages and some prices. That's primarily because the U.S. economy has been growing at a vigorous pace, creating a labor shortage for businesses and high spending levels among consumers. In response, since the summer of 1999, the Federal Reserve Board raised short-term interest rates six times through June 30, 2000 in an attempt to forestall inflationary pressures.

   During that period, higher interest rates adversely affected many stocks and bonds. In a dramatic decline, previously high-flying technology stocks generally fell to more reasonable valuations. At the same time, long-neglected value stocks began to attract investor interest. The result: narrowing of the valuation gap between growth stocks and value stocks. Finally, in the bond market, higher interest rates caused prices of most fixed income securities to fall.

   At OppenheimerFunds, we were not surprised by these developments, many of which we anticipated in our recent letters to investors. What did concern us was that, prior to the April 2000 correction, we began to see disturbing signs that short-term trading was taking place not just in technology stocks, but also in mutual funds. Prudent investors will understand our concern: most stock and bond funds are carefully

1 OPPENHEIMER TOTAL RETURN FUND, INC.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

designed as long-term investments to help individuals and families progress toward significant financial goals. In general, short-term trading is risky and may compromise a well-planned financial strategy. It may also result in unforeseen adverse consequences, such as unnecessarily high tax bills.

   We continue to believe that maintaining a long-term perspective and practicing diversification are the fundamental drivers of consistent performance over time. These strategies have helped individual investors, as well as professional investors, weather declining markets and participate in rising ones. On the following pages, your portfolio manager discusses the long-term strategies and particular investment decisions that affected your fund during the reporting period.

   You can remain confident that our portfolio managers will continue to monitor areas of opportunity in the arenas in which your fund invests, as the effects of today's changing investment environment take hold. Knowing what's going on in the world's economies, markets and companies--and making investment decisions designed to try to take advantage of them over the long term--is central to what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ JAMES C. SWAIN           /s/ BRIDGET A. MACASKILL

James C. Swain               Bridget A. Macaskill
July 24, 2000



These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.


2 OPPENHEIMER TOTAL RETURN FUND, INC.

[JOHN DONEY PHOTO] [BRUCE BARTLETT PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
John Doney
Bruce Bartlett

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

HOW WOULD YOU CHARACTERIZE OPPENHEIMER TOTAL RETURN FUND, INC.'S PERFORMANCE DURING THE FIRST SIX MONTHS OF 2000?


A. During the reporting period that ended June 30, 2000, equity markets demonstrated considerable volatility, and the Fund's diversified equity components helped to reduce the market's negative impact on the Fund.

WHAT MADE THIS SUCH A VOLATILE PERIOD?

Equity markets demonstrated considerable strength during January and February 2000, supported by continued expansion of the U.S. economy, low rates of inflation, growing evidence of global economic recovery and diminishing fears of Y2K-related problems. Technology-oriented stocks were then faring particularly well, driven by excellent earnings reports from many companies in the sector and fueled by growing demand for semiconductors and communications-related components.

   However, as winter drew to a close, the threat of rising inflation took a toll on market performance. High levels of consumer spending fueled an overall rate of U.S. economic growth that many observers considered unsustainable. Although measurable inflation remained low, the Federal Reserve Board raised interest rates in an effort to slow the pace of economic growth and thereby head off possible future inflation. The uncertainties associated with these issues caused prices of many growth-oriented stocks to retreat in late March 2000, and to remain volatile through the remainder of the reporting period. Our value-oriented investments helped cushion the Fund from the impact of this volatility, contributing to our positive performance during the second half of the period.

3 OPPENHEIMER TOTAL RETURN FUND, INC.

"WE BELIEVE THE RECENT PERIOD DEMONSTRATES THE INTRINSIC STRENGTHS OF A DIVERSIFIED, LONG-TERM INVESTMENT STRATEGY."

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

HOW DID YOU MANAGE THE FUND'S INVESTMENTS IN LIGHT OF THESE CONDITIONS?

We continued to rely on "bottom-up" analysis of individual company fundamentals to guide us toward what we believed were the market's most attractive investment opportunities. We found the overwhelming majority of such opportunities across several of the following areas of the market. Within the technology sector, we found compelling opportunities in companies at the forefront of optical networking. Optical networks use laser light and fiber-optic cable to deliver voice and data communications. While optical technologies have been in use for decades, recent developments have allowed optical networks to deliver much greater communications traffic volume, or bandwidth, than other communications technologies. With the explosive growth of the Internet, bandwidth demand is growing at very high rates, fueling a growing requirement for optical components and systems. We invested in companies that are supplying the building blocks for today's optical networks, such as JDS Uniphase Corp. and Corning, Inc. We also invested in major communications equipment and systems providers, such as Nortel Networks Corp., that are benefiting from increased demand.

   In addition, we found attractive investment opportunities among retailers and specialty retailers, such as Kohl's Corp., a fast-growing chain of department stores that sells discounted brand-name merchandise. We also invested in several retailers that specialize in meeting the strong demand for consumer electronics and home supplies, such as Home Depot, Inc.

4 OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------

AVERAGE ANNUAL
TOTAL RETURNS
For the Periods Ended 6/30/00(1)
CLASS A

1-Year          5-Year          10-Year
--------------------------------------------------------------
6.23%            19.55%         16.15%

CLASS B                         Since
1-Year           5-Year         Inception
--------------------------------------------------------------
6.78%           19.82%          16.39%

CLASS C                         Since
1-Year          5-Year          Inception
--------------------------------------------------------------
10.76%          N/A             19.79%

CLASS Y                          Since
1-Year          5-Year          Inception
--------------------------------------------------------------
12.83%           21.12%         19.13%
--------------------------------------------------------------



HOW DID THE FUND PERFORM?

Even before many growth stocks began to slide in late March 2000, certain value-oriented sectors of the market were already showing signs of strength. In particular, energy exploration and service companies benefited from rising prices for oil and gas. Many of our holdings in this sector fared well early in the year, and continued to show positive performance during most of the reporting period.

   In late March 2000, as investors began looking for protection from the volatility of growth-oriented stocks, many turned to traditionally defensive, value-oriented sectors, such as utilities and financials. The Fund's holdings among power utilities, such as Enron Corp., rose as a result. Some of these companies whose business includes energy services as well as power generation, such as Enron, performed particularly well. Among financial organizations, although the sector is usually hurt by rising interest rates, many investors believed that interest rates were unlikely to rise much farther. As a result, the Fund's financial holdings, such as Citigroup, Inc., generally performed well.

WHAT IS YOUR OUTLOOK FOR THE FUND?

We believe the recent period demonstrates the intrinsic strengths of a diversified, long-term investment strategy. When economic conditions favor growth investing, the Fund attempts to position investors to participate in the market's gains. When economic uncertainties shake the market, the Fund's diversified portfolio may help to provide investors with a buffer against volatility, and may offer the opportunity for additional gains from investments in traditional defensive sectors. That's why we rigorously maintain our disciplined investment strategy, and why Oppenheimer Total Return Fund, Inc. remains a key part of The Right Way to Invest.

1. See Notes on page 7 for further details.

5  OPPENHEIMER TOTAL RETURN FUND, INC.

PORTFOLIO ALLOCATION(2)
[PIE CHART]

- Stocks          79.0%
- Bonds            4.2
- Cash
  Equivalents     16.8


AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


TOP TEN COMMON STOCK HOLDINGS(3)
-----------------------------------------------------------------------
JDS Uniphase Corp.                                    15.5%
EMC Corp.                                              5.4
Home Depot, Inc.                                       4.5
Nortel Networks Corp.                                  4.1
Cisco Systems, Inc.                                    4.0
Tyco International Ltd.                                3.7
Citigroup, Inc.                                        3.6
Corning, Inc.                                          3.4
Enron Corp.                                            2.8
Microsoft Corp.                                        2.7

TOP FIVE COMMON STOCK INDUSTRIES(3)
-----------------------------------------------------------------------
Electronics                                           19.7%
Communications Equipment                              10.1
Retail: Specialty                                      9.5
Manufacturing                                          7.9
Computer Hardware                                      7.6





2. Portfolio is subject to change. Percentages are as of June 30, 2000, and are based on total market value of investments.

3. Portfolio is subject to change. Percentages are as of June 30, 2000, and are based on total market value of common stock.

6  OPPENHEIMER TOTAL RETURN FUND, INC.

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S RETURNS AT 6/30/00 INCLUDE RESULTS FOR PERIODS OF EXCEPTIONAL MARKET PERFORMANCE THAT IS NOT TYPICAL OF HISTORICAL RESULTS. YOU SHOULD NOT EXPECT THOSE GROWTH RATES TO CONTINUE. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 10/2/47. Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

7 OPPENHEIMER TOTAL RETURN FUND, INC.

                                                        FINANCIALS













                     8 OPPENHEIMER TOTAL RETURN FUND, INC.

STATEMENT OF INVESTMENTS June 30, 2000 / Unaudited


                                                             MARKET VALUE
                                                    SHARES     SEE NOTE 1
==========================================================================
COMMON STOCKS--76.9%
--------------------------------------------------------------------------
BASIC MATERIALS--1.6%
--------------------------------------------------------------------------
CHEMICALS--0.7%
Dow Chemical Co.                                   300,000   $  9,056,250
--------------------------------------------------------------------------
Goodrich (B.F.) Co.                                200,000      6,812,500
--------------------------------------------------------------------------
International Flavors & Fragrances, Inc.           260,000      7,848,750
--------------------------------------------------------------------------
Praxair, Inc.                                      216,900      8,120,194
                                                             -------------
                                                               31,837,694

--------------------------------------------------------------------------
PAPER--0.9%
International Paper Co.                            460,412     13,726,033
--------------------------------------------------------------------------
Pactiv Corp.(1)                                    375,000      2,953,125
--------------------------------------------------------------------------
Smurfit-Stone Container Corp.(1)                   600,000      7,725,000
--------------------------------------------------------------------------
Sonoco Products Co.                                330,000      6,785,625
--------------------------------------------------------------------------
Weyerhaeuser Co.                                   200,000      8,600,000
                                                             -------------
                                                               39,789,783

--------------------------------------------------------------------------
CAPITAL GOODS--6.3%
--------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.0%
Raytheon Co., Cl. A                                 12,754        247,906
--------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.3%
Republic Services, Inc.(1)                       1,000,000     16,000,000
--------------------------------------------------------------------------
MANUFACTURING--6.0%
American Standard Cos., Inc.(1)                    400,000     16,400,000
--------------------------------------------------------------------------
Corning, Inc.                                      440,000    118,745,000
--------------------------------------------------------------------------
Honeywell International, Inc.                      337,500     11,369,531
--------------------------------------------------------------------------
Tenneco Automotive Inc.                             60,000        315,000
--------------------------------------------------------------------------
Tyco International Ltd.                          2,700,000    127,912,500
                                                             -------------
                                                              274,742,031

--------------------------------------------------------------------------
COMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--0.1%
AT&T Corp.                                         146,554      4,634,770
--------------------------------------------------------------------------
TELEPHONE UTILITIES--0.9%
Bell Atlantic Corp.                                538,400     27,357,450
--------------------------------------------------------------------------
GTE Corp.                                          100,000      6,225,000
--------------------------------------------------------------------------
SBC Communications, Inc.                           200,000      8,650,000
                                                             -------------
                                                               42,232,450

--------------------------------------------------------------------------
TELECOMMUNICATIONS: WIRELESS--0.3%
AT&T Wireless Group(1)                             546,300     15,228,112



                     9 OPPENHEIMER TOTAL RETURN FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                             MARKET VALUE
                                                    SHARES     SEE NOTE 1
==========================================================================
CONSUMER CYCLICALS--13.5%
--------------------------------------------------------------------------
AUTOS & HOUSING--0.5%
Delphi Automotive Systems Corp.                    293,500  $   4,274,094
--------------------------------------------------------------------------
Ford Motor Co.                                     250,000     10,750,000
--------------------------------------------------------------------------
Lear Corp.(1)                                      271,800      5,436,000
--------------------------------------------------------------------------
Visteon Corp.(1)                                    32,733        396,888
--------------------------------------------------------------------------
                                                               20,856,982
                                                             -------------

--------------------------------------------------------------------------
CONSUMER SERVICES--1.1%
Dun & Bradstreet Corp.                             600,000     17,175,000
--------------------------------------------------------------------------
Young & Rubicam, Inc.                              557,000     31,853,437
                                                             -------------
                                                               49,028,437
                                                             -------------

--------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--0.3%
Carnival Corp.                                     400,000      7,800,000
--------------------------------------------------------------------------
Hasbro, Inc.                                       300,000      4,518,750
--------------------------------------------------------------------------
                                                               12,318,750
                                                             -------------

--------------------------------------------------------------------------
MEDIA--0.0%
R.H. Donnelley Corp.                               100,000      1,937,500
--------------------------------------------------------------------------
RETAIL: GENERAL--4.3%
Family Dollar Stores, Inc.                         600,000     11,737,500
--------------------------------------------------------------------------
Kohl's Corp.(1)                                  1,640,000     91,225,000
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                            1,600,000     92,200,000
                                                             -------------
                                                              195,162,500
                                                             -------------

--------------------------------------------------------------------------
RETAIL: SPECIALTY--7.3%
AutoNation, Inc.(1)                              3,900,000     27,543,750
--------------------------------------------------------------------------
AutoZone, Inc.(1)                                  300,000      6,600,000
--------------------------------------------------------------------------
Best Buy Co., Inc.(1)                              965,600     61,074,200
--------------------------------------------------------------------------
Home Depot, Inc.                                 3,116,691    155,639,757
--------------------------------------------------------------------------
OfficeMax, Inc.(1)                               1,900,000      9,500,000
--------------------------------------------------------------------------
RadioShack Corp.                                 1,365,000     64,666,875
--------------------------------------------------------------------------
Sherwin-Williams Co.                               302,200      6,402,862
--------------------------------------------------------------------------
                                                              331,427,444
                                                             -------------

--------------------------------------------------------------------------
CONSUMER STAPLES--2.8%
--------------------------------------------------------------------------
BEVERAGES--0.2%
Anheuser-Busch Cos., Inc.                          100,000      7,468,750
--------------------------------------------------------------------------
BROADCASTING--1.0%
Fox Entertainment Group, Inc., A Shares(1)         200,000      6,075,000
--------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)              500,100     18,222,394
--------------------------------------------------------------------------
Univision Communications, Inc., Cl. A(1)           200,000     20,700,000
                                                             -------------
                                                               44,997,394

                     10 OPPENHEIMER TOTAL RETURN FUND, INC.

                                                             MARKET VALUE
                                                    SHARES     SEE NOTE 1
==========================================================================
ENTERTAINMENT--0.3%
Brinker International, Inc.(1)                     400,000  $  11,700,000
--------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                        44,800        828,800
                                                            --------------
                                                               12,528,800

--------------------------------------------------------------------------
FOOD--0.8%
General Mills, Inc.                                200,000      7,650,000
--------------------------------------------------------------------------
Heinz (H.J.) Co.                                   200,000      8,750,000
--------------------------------------------------------------------------
Nabisco Group Holdings Corp.                       700,000     18,156,250
                                                            --------------
                                                               34,556,250

--------------------------------------------------------------------------
FOOD & DRUG RETAILERS--0.0%
Kroger Co.(1)                                      100,000      2,206,250
--------------------------------------------------------------------------
HOUSEHOLD GOODS--0.2%
Newell Rubbermaid, Inc.                            400,000     10,300,000
--------------------------------------------------------------------------
TOBACCO--0.3%
Philip Morris Cos., Inc.                           500,000     13,281,250
--------------------------------------------------------------------------
ENERGY--4.0%
--------------------------------------------------------------------------
ENERGY SERVICES--1.3%
Coastal Corp.                                      400,000     24,350,000
--------------------------------------------------------------------------
Dynegy, Inc.                                       300,000     20,493,750
--------------------------------------------------------------------------
Schlumberger Ltd.                                  153,600     11,462,400
--------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                        49,096      2,623,567
                                                            --------------
                                                               58,929,717

--------------------------------------------------------------------------
OIL: DOMESTIC--2.3%
Conoco, Inc., Cl. B                                624,600     15,341,737
--------------------------------------------------------------------------
Exxon Mobil Corp.                                  504,030     39,566,355
--------------------------------------------------------------------------
Occidental Petroleum Corp.                         300,000      6,318,750
--------------------------------------------------------------------------
Tosco Corp.                                        500,000     14,156,250
--------------------------------------------------------------------------
Unocal Corp.                                       300,000      9,937,500
--------------------------------------------------------------------------
USX-Marathon Group                                 700,000     17,543,750
                                                            --------------
                                                              102,864,342

--------------------------------------------------------------------------
OIL: INTERNATIONAL--0.4%
BP Amoco plc, ADR                                  200,000     11,312,500
--------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares               100,000      6,156,250
                                                            --------------
                                                               17,468,750

--------------------------------------------------------------------------
FINANCIAL--9.1%
--------------------------------------------------------------------------
Banks--2.8%
Bank of America Corp.                              582,900     25,064,700
--------------------------------------------------------------------------
Bank One Corp.                                     330,000      8,765,625
--------------------------------------------------------------------------
Charter One Financial, Inc.                        200,000      4,600,000


                     11 OPPENHEIMER TOTAL RETURN FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                             MARKET VALUE
                                                    SHARES     SEE NOTE 1
==========================================================================
BANKS Continued
Chase Manhattan Corp.                              450,000  $  20,728,125
--------------------------------------------------------------------------
East West Bancorp, Inc.(2)                       1,000,000     14,375,000
--------------------------------------------------------------------------
First Union Corp.                                  400,000      9,925,000
--------------------------------------------------------------------------
FleetBoston Financial Corp.                        200,600      6,820,400
--------------------------------------------------------------------------
KeyCorp                                            400,000      7,050,000
--------------------------------------------------------------------------
National City Corp.                                620,000     10,578,750
--------------------------------------------------------------------------
PNC Financial Services Group                       270,000     12,656,250
--------------------------------------------------------------------------
Summit Bancorp                                     360,000      8,865,000
                                                            --------------
                                                              129,428,850

--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--4.8%
Anthracite Capital, Inc.                           400,000      2,850,000
--------------------------------------------------------------------------
Citigroup, Inc.                                  2,100,000    126,525,000
--------------------------------------------------------------------------
Freddie Mac                                        200,000      8,100,000
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    108,200     10,265,475
--------------------------------------------------------------------------
Household International, Inc.                      759,990     31,587,084
--------------------------------------------------------------------------
Schwab (Charles) Corp.                           1,208,700     40,642,538
                                                            --------------
                                                              219,970,097

--------------------------------------------------------------------------
INSURANCE--1.2%
Aetna, Inc.                                        225,000     14,442,188
--------------------------------------------------------------------------
American General Corp.                             263,500     16,073,500
--------------------------------------------------------------------------
Enhance Financial Services Group, Inc.             600,000      8,625,000
--------------------------------------------------------------------------
St. Paul Cos., Inc.                                350,000     11,943,750
--------------------------------------------------------------------------
XL Capital Ltd., Cl. A                              50,000      2,706,250
                                                            --------------
                                                               53,790,688

--------------------------------------------------------------------------
SAVINGS & LOANS--0.3%
Local Financial Corp.(1)                           400,000      3,337,500
--------------------------------------------------------------------------
Washington Mutual, Inc.                            300,000      8,662,500
                                                            --------------
                                                               12,000,000

--------------------------------------------------------------------------
HEALTHCARE--2.1%
--------------------------------------------------------------------------
HEALTHCARE/DRUGS--1.5%
American Home Products Corp.                       300,000     17,625,000
--------------------------------------------------------------------------
Biogen, Inc.(1)                                    632,800     40,815,600
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           200,000     11,650,000
                                                            --------------
                                                               70,090,600

--------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--0.6%
Bausch & Lomb, Inc.                                150,000     11,606,250
--------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)                               430,000      3,090,625
--------------------------------------------------------------------------
Medtronic, Inc.                                    229,000     11,407,063
                                                            --------------
                                                               26,103,938


                     12 OPPENHEIMER TOTAL RETURN FUND, INC.

                                                             MARKET VALUE
                                                    SHARES     SEE NOTE 1
==========================================================================
TECHNOLOGY--32.1%
--------------------------------------------------------------------------
COMPUTER HARDWARE--5.8%
Compaq Computer Corp.                              400,000  $  10,225,000
--------------------------------------------------------------------------
Dell Computer Corp.(1)                             432,100     21,307,931
--------------------------------------------------------------------------
EMC Corp.(1)                                     2,461,126    189,352,882
--------------------------------------------------------------------------
Gateway, Inc.(1)                                   190,700     10,822,225
--------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A           497,500     33,456,875
                                                            --------------
                                                              265,164,913

--------------------------------------------------------------------------
COMPUTER SOFTWARE--3.0%
Microsoft Corp.(1)                               1,190,861     95,268,880
--------------------------------------------------------------------------
Oracle Corp.(1)                                    500,000     42,031,250
--------------------------------------------------------------------------
Per-Se Technologies, Inc.(1)                         1,642         15,394
                                                             -------------
                                                              137,315,524

--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.8%
Cisco Systems, Inc.                              2,188,000    139,074,750
--------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR             1,410,000     70,411,875
--------------------------------------------------------------------------
Nortel Networks Corp.                            2,100,000    143,325,000
                                                            --------------
                                                              352,811,625

--------------------------------------------------------------------------
ELECTRONICS--15.2%
Intel Corp.                                        290,000    38,769,375
--------------------------------------------------------------------------
JDS Uniphase Corp.(1)                            4,518,832    541,694,986
--------------------------------------------------------------------------
Motorola, Inc.                                     675,000     19,617,188
--------------------------------------------------------------------------
Texas Instruments, Inc.                            400,000     27,475,000
--------------------------------------------------------------------------
Waters Corp.(1)                                    500,000     62,406,250
                                                            --------------
                                                              689,962,799

--------------------------------------------------------------------------
PHOTOGRAPHY--0.3%
Eastman Kodak Co.                                  200,000     11,900,000
--------------------------------------------------------------------------
UTILITIES--4.1%
--------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
AES Corp. (The)(1)                               1,122,000     51,191,250
--------------------------------------------------------------------------
Allegheny Energy, Inc.                             210,000      5,748,750
--------------------------------------------------------------------------
CP&L Energy, Inc.                                  110,000      3,513,125
--------------------------------------------------------------------------
New Century Energies, Inc.                         200,000      6,000,000
--------------------------------------------------------------------------
Southern Co.                                       298,500      6,958,781
--------------------------------------------------------------------------
TXU Corp.                                          200,000      5,900,000
--------------------------------------------------------------------------
Unicom Corp.                                       300,000     11,606,250
                                                            --------------
                                                               90,918,156

--------------------------------------------------------------------------
GAS UTILITIES--2.1%
Enron Corp.                                      1,500,000     96,750,000
                                                            --------------
Total Common Stocks (Cost $1,993,094,643)                   3,496,253,052


                     13 OPPENHEIMER TOTAL RETURN FUND, INC.


 STATEMENT OF INVESTMENTS Unaudited / Continued
                                                                                    MARKET VALUE
                                                                           SHARES     SEE NOTE 1
===================================================================================================
 PREFERRED STOCKS--2.1%
---------------------------------------------------------------------------------------------------

 Coastal Corp., 6.625% Cv. Preferred Redeemable Increased Dividend
 Equity Securities                                                        300,000   $ 10,500,000
---------------------------------------------------------------------------------------------------
 Dollar General Corp., 8.50% Cv. Structured Yield Product
 Exchangeable for Stock                                                   271,100      9,556,275
---------------------------------------------------------------------------------------------------
 MediaOne Group, Inc., 6.25% Cv. Premium Income Exchangeable
 Securities for Vodafone Airtouch plc, Common Stock                       258,000     23,203,875
---------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., 6.25% Structured Yield Product Exchangeable
 for Stock of IMC Global, Inc.                                             90,900      1,380,544
---------------------------------------------------------------------------------------------------
 Newell Financial Trust I, 5.25% Cv. Quarterly Income Preferred
 Securities, Non-Vtg.                                                     163,000      6,132,875
---------------------------------------------------------------------------------------------------
 Premier Parks, Inc., 7.50% Cum. Cv. Premium Income Equity
 Securities, Non-Vtg.                                                     232,000     10,324,000
---------------------------------------------------------------------------------------------------
 Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity
 Redeemable Stock, Units (each unit consists of one preferred plus one
 warrant to purchase 5.3355 shares of Sovereign Bancorp common stock)(3)   87,900      4,307,100
---------------------------------------------------------------------------------------------------
 St. George Bank, ADR 9% Cv. Structured Yield Product Exchangeable
 for Common Stock of St. George Bank(2)                                    90,000      4,511,250
---------------------------------------------------------------------------------------------------
 TCI Pacific Communications, Inc., 5% Cv. Cum. Sr., Cl. A                  50,000     10,031,250
---------------------------------------------------------------------------------------------------
 TXU Corp., 9.25% Cv. Preferred Redeemable Increased Dividend
 Equity Securities, Non-Vtg.                                              117,600      4,571,700
---------------------------------------------------------------------------------------------------
 Union Pacific Capital Trust, 6.25% Cum. Term Income Deferrable
 Equity Securities, Non-Vtg.                                               87,600      3,383,550
---------------------------------------------------------------------------------------------------
 Valero Energy Corp., 7.75% Cv. Premium Equity Participating Security(1)  214,200      5,703,075
                                                                                      -------------
 Total Preferred Stocks (Cost $86,641,456)
                                                                                      93,605,494


                                                                           UNITS
===================================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------
 Per-Se Technologies, Inc. Wts., Exp. 2/23/10 (Cost $0)                     2,204             --




                                                                          PRINCIPAL
                                                                             AMOUNT
===================================================================================================
 U.S. GOVERNMENT OBLIGATIONS--3.6%
---------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 6.625%, 2/15/27                                                       $ 25,675,000     27,231,547
 STRIPS, 6.17%, 2/15/20(4)                                              100,000,000     29,784,500
 STRIPS, 6.51%, 8/15/19(4)                                              100,000,000     30,604,600
 STRIPS, 6.92%, 11/15/18(4)                                              54,000,000     17,375,688
---------------------------------------------------------------------------------------------------

 U.S. Treasury Nts.:
 6.25%, 2/15/07                                                          31,200,000     31,239,000
 6.625%, 3/31/02                                                         30,050,000     30,115,749
                                                                                      -------------
 Total U.S. Government Obligations (Cost $160,593,167)
                                                                                       166,351,084

                    14 OPPENHEIMER TOTAL RETURN FUND, INC.

                                                                                            PRINCIPAL         MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
==========================================================================================================================
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------------------------------------------------
 Dresdner Finance BV, 5.50% Gtd. Nts., 4/30/04 [DEM] (Cost $279,377)                     $    417,000      $       323,945


==========================================================================================================================
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.5%
--------------------------------------------------------------------------------------------------------------------------
 Level One Communications, Inc./Intel Corp., 4% Cv. Sub. Nts., 9/1/04(2)                    3,500,000           15,098,125
--------------------------------------------------------------------------------------------------------------------------
 Offshore Logistics, Inc., 6% Cv. Sub. Nts., 12/15/03(2)                                    5,000,000            4,600,000
--------------------------------------------------------------------------------------------------------------------------
 Sunrise Assisted Living, Inc., 5.50% Cv. Nts., 6/15/02(2)                                  3,409,000            2,940,262
                                                                                                           ---------------
 Total Convertible Corporate Bonds and Notes (Cost $11,941,500)                                                 22,638,387


==========================================================================================================================
 SHORT-TERM NOTES--10.5%
--------------------------------------------------------------------------------------------------------------------------
 Associates Corp. of North America, 6.60%, 7/14/00                                         50,000,000           49,880,833
--------------------------------------------------------------------------------------------------------------------------
 Coca-Cola Enterprises, Inc., 6.54%, 7/6/00                                                30,000,000           29,972,750
--------------------------------------------------------------------------------------------------------------------------
 Edison International, 6.57%, 7/7/00                                                       45,000,000           44,950,725
--------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Bank, 6.57%, 7/3/00                                                    100,000,000           99,963,889
--------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., 5.27%, 7/3/00                                          100,000,000           99,963,500
--------------------------------------------------------------------------------------------------------------------------
 GE Capital International Funding, Inc.:
 6.58%, 7/6/00                                                                             50,000,000           49,954,306
 6.58%, 7/11/00                                                                            50,000,000           49,908,611
--------------------------------------------------------------------------------------------------------------------------
 GE Capital Services Corp., 6.58%, 7/14/00                                                 30,000,000           29,928,717
--------------------------------------------------------------------------------------------------------------------------
 Heller Financial, Inc., 6.68%, 7/13/00                                                    25,000,000           24,944,333
                                                                                                           ---------------
 Total Short-Term Notes (Cost $479,467,664)                                                                    479,467,664

==========================================================================================================================
 REPURCHASE AGREEMENTS--6.3%
--------------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with Deutsche Bank Securities Inc., 6.55%, dated 6/30/00, to be repurchased at $286,301,187 on 7/3/00, collateralized by U.S. Treasury Bonds, 6%-8.50%, 2/15/20-2/15/26,
 with a value of $292,557,612 (Cost $286,145,000)                                         286,145,000          286,145,000
--------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $3,018,162,807)                                               99.9%       4,544,784,626
--------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                  0.1            4,401,314
                                                                                         ---------------------------------
 NET ASSETS                                                                                     100.0%     $ 4,549,185,940
                                                                                         =================================




FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
DEM--German Mark
1.  Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $41,524,637 or 0.91% of the Fund's net assets as of June 30, 2000.
3. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                    15 OPPENHEIMER TOTAL RETURN FUND, INC.

 STATEMENT OF ASSETS AND LIABILITIES Unaudited






 June 30, 2000
===================================================================================================================
 ASSETS

 Investments, at value (cost $3,018,162,807)--see accompanying statement                        $   4,544,784,626
-------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                     141,967
-------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of capital stock sold                                                                           6,726,605
 Interest and dividends                                                                                 4,466,845
 Investments sold                                                                                       2,801,901
 Other                                                                                                    350,648
                                                                                                -------------------
 Total assets                                                                                       4,559,272,592


===================================================================================================================
 LIABILITIES

 Payables and other liabilities:
 Shares of capital stock redeemed                                                                       3,501,003
 Investments purchased                                                                                  2,530,626
 Distribution and service plan fees                                                                     2,280,437
 Transfer and shareholder servicing agent fees                                                            933,037
 Shareholder reports                                                                                      615,953
 Directors' compensation                                                                                   24,147
 Other                                                                                                    201,449
                                                                                                -------------------
 Total liabilities                                                                                     10,086,652

===================================================================================================================
 NET ASSETS                                                                                     $   4,549,185,940
                                                                                                ===================


===================================================================================================================
 COMPOSITION OF NET ASSETS


 Par value of shares of capital stock                                                           $      33,072,461
-------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                         2,823,563,726
-------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                   11,403,144
-------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency transactions                                                                        154,524,731
-------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                           1,526,621,878
                                                                                                -------------------
 NET ASSETS                                                                                     $   4,549,185,940
                                                                                                ===================



                        16 OPPENHEIMER TOTAL RETURN FUND, INC.

===================================================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,428,332,519 and 248,608,067 shares of capital stock outstanding)                                       $13.79
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                                                  $14.63
-------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred sales charge) and offering price per share (based on net assets of $964,878,086
 and 70,741,426 shares of capital stock outstanding)                                                       $13.64
-------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred sales charge) and offering  price per share (based on net assets of $97,483,319
 and 7,136,225 shares of capital stock outstanding)                                                        $13.66
-------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $58,492,016 and 4,238,896 shares of capital stock outstanding)                              $13.80




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    17 OPPENHEIMER TOTAL RETURN FUND, INC.

STATEMENTS OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2000
===================================================================================================================
 INVESTMENT INCOME

 Interest                                                                                        $     27,553,499
-------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $46,726)                                               16,505,880
                                                                                                  ----------------
 Total income                                                                                          44,059,379


===================================================================================================================
 EXPENSES

 Management fees                                                                                       11,484,871
-------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                3,302,543
 Class B                                                                                                5,118,711
 Class C                                                                                                  428,637
-------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                1,749,432
 Class B                                                                                                  543,976
 Class C                                                                                                   45,900
 Class Y                                                                                                   64,991
-------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                               43,560
-------------------------------------------------------------------------------------------------------------------
 Directors' compensation                                                                                   41,801
-------------------------------------------------------------------------------------------------------------------
 Other                                                                                                    941,475
                                                                                                  -----------------
 Total expenses                                                                                        23,765,897
 Less expenses paid indirectly                                                                             (5,952)
                                                                                                  -----------------
 Net expenses                                                                                          23,759,945

===================================================================================================================
 NET INVESTMENT INCOME                                                                                 20,299,434

===================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)


 Net realized gain (loss) on:
 Investments                                                                                          118,730,091
 Foreign currency transactions                                                                             (1,391)
                                                                                                  -----------------
 Net realized gain                                                                                    118,728,700


-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                           55,207,323
 Translation of assets and liabilities denominated in foreign currencies                                  (11,355)
                                                                                                  -----------------

 Net change                                                                                            55,195,968
                                                                                                  -----------------
 Net realized and unrealized gain                                                                     173,924,668

===================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                $194,224,102
                                                                                                  =================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                    18 OPPENHEIMER TOTAL RETURN FUND, INC.

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                     JUNE 30, 2000                 YEAR ENDED
                                                                       (UNAUDITED)              DEC. 31, 1999
===================================================================================================================
 OPERATIONS

 Net investment income                                              $   20,299,434             $   35,553,328
-------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                              118,728,700                347,865,602
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                  55,195,968                302,044,678
                                                                     ----------------------------------------------
 Net increase in net assets resulting from operations                  194,224,102                685,463,608

===================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                               (14,833,424)               (25,530,440)
 Class B                                                                  (147,898)                (1,169,315)
 Class C                                                                   (66,926)                   (87,933)
 Class Y                                                                  (260,065)                  (526,019)

-------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                        --               (223,029,885)
 Class B                                                                        --                (82,260,938)
 Class C                                                                        --                 (5,385,579)
 Class Y                                                                        --                 (3,747,230)


===================================================================================================================
 CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------

 Net increase (decrease) in net assets resulting
 from capital stock transactions:
 Class A                                                               141,833,354                329,538,222
 Class B                                                              (231,532,985)              (150,785,101)
 Class C                                                                18,178,722                 12,461,790
 Class Y                                                                 4,024,225                  9,804,068


===================================================================================================================
 NET ASSETS

 Total increase                                                        111,419,105                544,745,248
-------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                 4,437,766,835              3,893,021,587
                                                                    -----------------------------------------------
 End of period (including undistributed net investment
 income of $11,403,144 and $6,412,023, respectively)                $4,549,185,940             $4,437,766,835
                                                                    ===============================================







SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                    19 OPPENHEIMER TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS





                                            SIX MONTHS                                                       YEAR
                                                 ENDED                                                      ENDED
                                         JUNE 30, 2000                                                   DEC. 31,
CLASS A                                    (UNAUDITED)    1999       1998         1997        1996           1995
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $ 13.25  $ 12.23    $ 11.00      $  9.77     $  9.35         $ 7.80
-------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                            .07      .14        .16          .16         .20            .23
 Net realized and unrealized gain                 .53     2.01       2.09         2.49        1.63           2.09
                                               --------------------------------------------------------------------
 Total income from investment
 operations                                       .60     2.15       2.25         2.65        1.83           2.32
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.06)    (.12)      (.15)        (.14)       (.20)          (.22)
 Distributions from net realized gain              --    (1.01)      (.87)       (1.28)      (1.21)          (.55)
                                               --------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.06)   (1.13)     (1.02)       (1.42)      (1.41)          (.77)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $13.79   $13.25     $12.23       $11.00      $ 9.77          $9.35
                                               ====================================================================

===================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)             4.54%   18.34%     21.16%       27.39%      19.73%         30.12%

===================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)       $3,428   $3,157     $2,594       $2,238      $1,827         $1,551
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)              $3,300   $2,757     $2,388       $2,045      $1,685         $1,394
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                           1.11%    1.12%      1.31%        1.43%       1.96%          2.53%
 Expenses                                        0.87%    0.87%      0.86%(3)     0.89%(3)    0.90%(3)       0.92%(3)
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           13%      34%        38%          92%        118%            85%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    20 OPPENHEIMER TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                             SIX MONTHS                                                         YEAR
                                                  ENDED                                                        ENDED
                                          JUNE 30, 2000                                                     DEC. 31,
 CLASS B                                    (UNAUDITED)         1999          1998        1997       1996       1995
=====================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period           $ 13.10      $ 12.10       $ 10.89     $  9.70     $ 9.29     $ 7.76
---------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                              .02          .04           .06         .07        .12        .15
 Net realized and unrealized gain                   .52         1.98          2.08        2.45       1.62       2.08
                                                ---------------------------------------------------------------------
 Total income from investment
 operations                                         .54         2.02          2.14        2.52       1.74       2.23
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         (.01)         (.06)       (.05)      (.12)      (.15)
 Distributions from net realized gain                --        (1.01)         (.87)      (1.28)     (1.21)      (.55)
                                                ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --        (1.02)         (.93)      (1.33)     (1.33)      (.70)

---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 13.64      $ 13.10       $ 12.10     $ 10.89     $ 9.70     $ 9.29
                                                =====================================================================

=====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               4.14%       17.37%        20.25%      26.17%     18.78%     29.03%
=====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)        $   965      $ 1,152       $ 1,202     $   987     $  755     $  590
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)               $ 1,028      $ 1,196       $ 1,080     $   878     $  672     $  511
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             0.31%        0.32%         0.50%       0.62%      1.15%      1.70%
 Expenses                                          1.67%        1.67%         1.67%(3)    1.71%(3)   1.71%(3)   1.75%(3)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             13%          34%           38%         92%       118%        85%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     21 OPPENHEIMER TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                             SIX MONTHS                                                         YEAR
                                                  ENDED                                                        ENDED
                                          JUNE 30, 2000                                                     DEC. 31,
 CLASS C                                     (UNAUDITED)        1999          1998        1997       1996      1995(1)
=====================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period           $ 13.13      $ 12.13       $ 10.92    $   9.72    $  9.33     $ 9.19
---------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                              .02          .04           .06         .07        .16        .07
 Net realized and unrealized gain                   .52         1.98          2.08        2.46       1.57        .73
                                                ---------------------------------------------------------------------
 Total income from investment
 operations                                         .54         2.02          2.14        2.53       1.73        .80
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.01)        (.02)         (.06)       (.05)      (.13)      (.11)
 Distributions from net realized gain                --        (1.00)         (.87)      (1.28)     (1.21)      (.55)
                                                ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.01)       (1.02)         (.93)      (1.33)     (1.34)      (.66)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 13.66      $ 13.13       $ 12.13     $ 10.92     $ 9.72     $ 9.33
                                                =====================================================================

=====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)               4.11%       17.37%        20.20%      26.23%     18.67%      8.82%

=====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)            $97          $76           $58         $37        $18         $2
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                   $86          $66           $47         $27         $8         $1
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                             0.31%        0.31%         0.50%       0.63%      1.05%      1.42%
 Expenses                                          1.67%        1.68%         1.67%(4)    1.72%(4)   1.76%(4)   1.77%(4)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             13%          34%           38%         92%       118%        85%



1. For the period from August 29, 1995 (inception of offering) to December 31, 1995.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     22 OPPENHEIMER TOTAL RETURN FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                             SIX MONTHS                                                         YEAR
                                                  ENDED                                                        ENDED
                                          JUNE 30, 2000                                                     DEC. 31,
 CLASS Y                                     (UNAUDITED)        1999          1998        1997       1996       1995
=====================================================================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period           $ 13.26      $ 12.24       $ 11.00     $  9.77    $  9.35     $ 7.80
---------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                              .08          .17           .17         .18        .23        .20
 Net realized and unrealized gain                   .52         2.00          2.10        2.48       1.61       2.13
                                                ---------------------------------------------------------------------
 Total income from investment
 operations                                         .60         2.17          2.27        2.66       1.84       2.33

---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.06)        (.14)         (.16)       (.15)      (.21)      (.23)
 Distributions from net realized gain                --        (1.01)         (.87)      (1.28)     (1.21)      (.55)
                                                ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.06)       (1.15)        (1.03)      (1.43)     (1.42)      (.78)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $ 13.80      $ 13.26       $ 12.24     $ 11.00    $  9.77     $ 9.35
                                                =====================================================================

=====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               4.56%       18.53%        21.33%      27.53%     19.88%     30.23%

=====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in millions)           $58          $52           $39         $27        $18         $7
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $55          $47           $34         $22        $13         $4
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            1.18%        1.32%         1.39%       1.60%      2.08%      2.51%
 Expenses                                         0.80%        0.67%         0.80%(3)    0.74%(3)   0.77%(3)   0.87%(3)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            13%          34%           38%         92%       118%        85%




1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     23 OPPENHEIMER TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Total Return Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

       The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

       The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                     24 OPPENHEIMER TOTAL RETURN FUND, INC.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                     25 OPPENHEIMER TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued


================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
2. CAPITAL STOCK

The Fund has authorized 450 million, 200 million, 200 million and 10 million shares of $.10 par value Class A, Class B, Class C and Class Y capital stock, respectively. Transactions in shares of capital stock were as follows:


                                        SIX MONTHS ENDED JUNE 30, 2000              YEAR ENDED DECEMBER 31, 1999
                                           SHARES               AMOUNT              SHARES                AMOUNT
================================================================================================================
 CLASS A
 Sold                                  31,046,601        $ 421,402,868          38,779,624         $ 500,033,094
 Dividends and/or distributions
 reinvested                               973,906           13,210,380          19,101,991           234,710,226
 Redeemed                             (21,710,662)        (292,779,894)        (31,642,249)         (405,205,098)
                                      --------------------------------------------------------------------------
 Net increase                          10,309,845        $ 141,833,354          26,239,366         $ 329,538,222
                                      ==========================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                   7,891,755        $ 105,458,327          13,846,247         $ 175,056,306
 Dividends and/or distributions
 reinvested                                10,162              136,502           6,611,034            80,167,708
 Redeemed                             (25,115,964)        (337,127,814)        (31,792,050)         (406,009,115)
                                      --------------------------------------------------------------------------
 Net decrease                         (17,214,047)       $(231,532,985)        (11,334,769)        $(150,785,101)
                                      ==========================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                   2,192,964        $  29,342,247           2,517,651         $  31,966,080
 Dividends and/or distributions
 reinvested                                 4,973               66,338             431,425             5,244,298
 Redeemed                                (842,568)         (11,229,863)         (1,956,338)          (24,748,588)
                                      --------------------------------------------------------------------------
 Net increase                           1,355,369        $  18,178,722             992,738         $  12,461,790
                                      ==========================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                   1,872,692        $  25,447,134           2,101,137         $  26,918,940
 Dividends and/or distributions
 reinvested                                19,148              260,065             347,285             4,273,249
 Redeemed                              (1,609,187)         (21,682,974)         (1,668,891)          (21,388,121)
                                      --------------------------------------------------------------------------
 Net increase                             282,653        $   4,024,225             779,531         $   9,804,068
                                      ==========================================================================


                     26 OPPENHEIMER TOTAL RETURN FUND, INC.

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $490,371,818 and $654,936,519, respectively.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.52%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      AGGREGATE          CLASS A     COMMISSIONS     COMMISSIONS      COMMISSIONS
                      FRONT-END        FRONT-END      ON CLASS A      ON CLASS B       ON CLASS C
                  SALES CHARGES    SALES CHARGES          SHARES          SHARES           SHARES
                     ON CLASS A      RETAINED BY     ADVANCED BY     ADVANCED BY      ADVANCED BY
SIX MONTHS ENDED         SHARES      DISTRIBUTOR     DISTRIBUTOR(1)  DISTRIBUTOR(1)   DISTRIBUTOR(1)
====================================================================================================
 June 30, 2000       $2,083,068         $753,435         $81,717      $2,633,892         $189,143

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    CLASS A                     CLASS B                    CLASS C
                        CONTINGENT DEFERRED         CONTINGENT DEFERRED        CONTINGENT DEFERRED
                              SALES CHARGES               SALES CHARGES              SALES CHARGES
 SIX MONTHS ENDED   RETAINED BY DISTRIBUTOR     RETAINED BY DISTRIBUTOR    RETAINED BY DISTRIBUTOR
====================================================================================================
 June 30, 2000                       $3,905                    $728,881                    $12,390

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                     27 OPPENHEIMER TOTAL RETURN FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2000, payments under the Class A plan totaled $3,302,543, all of which were paid by the Distributor to recipients, and included $269,280 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class A and Class B plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

       The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2000, were as follows:

                                                         DISTRIBUTOR'S       DISTRIBUTOR'S
                                                             AGGREGATE        UNREIMBURSED
                                                          UNREIMBURSED       EXPENSES AS %
                 TOTAL PAYMENTS   AMOUNT RETAINED             EXPENSES       OF NET ASSETS
                     UNDER PLAN    BY DISTRIBUTOR           UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------
Class B Plan         $5,118,711        $4,020,247           $7,301,224                0.76%
Class C Plan            428,637           132,728              946,176                0.97

                     28 OPPENHEIMER TOTAL RETURN FUND, INC.

===============================================================================
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

       The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

       Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

===============================================================================
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

       The Fund had no borrowings outstanding during the six months ended June 30, 2000.


                     29 OPPENHEIMER TOTAL RETURN FUND, INC.

OPPENHEIMER TOTAL RETURN FUND, INC.

================================================================================
OFFICERS AND DIRECTORS       James C. Swain, Director and Chairman of the Board
                             Bridget A. Macaskill, Director and President
                             William L. Armstrong, Director
                             Robert G. Avis, Director
                             William A. Baker, Director
                             George C. Bowen, Director
                             Edward L. Cameron, Director
                             Jon S. Fossel, Director
                             Sam Freedman, Director
                             Raymond J. Kalinowski, Director
                             C. Howard Kast, Director
                             Robert M. Kirchner, Director
                             Ned M. Steel, Director
                             Bruce L. Bartlett, Vice President
                             John P. Doney, Vice President
                             Andrew J. Donohue, Vice President and Secretary
                             Brian W. Wixted, Treasurer
                             Robert J. Bishop, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Robert G. Zack, Assistant Secretary
================================================================================
INVESTMENT ADVISOR           OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF                 The Bank of New York
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS         Deloitte & Touche llp

================================================================================
LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.

                             The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                             This is a copy of a report to shareholders of Oppenheimer Total Return Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Total Return Fund, Inc. For other material information concerning the Funds, see the Prospectus.

                             SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                             OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                             OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203


                             (C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                     30 OPPENHEIMER TOTAL RETURN FUND, INC.

OPPENHEIMER FUNDS FAMILY

===============================================================================================
GLOBAL EQUITY
                Developing Markets Fund              Global Fund
                International Small Company Fund     Quest Global Value Fund
                Europe Fund                          Global Growth & Income Fund
                International Growth Fund

===============================================================================================
EQUITY
                Stock                                Stock & Bond
                Enterprise Fund(1)                   Main Street(R) Growth & Income Fund
                Discovery Fund                       Quest Opportunity Value Fund
                Main Street(R) Small Cap Fund        Total Return Fund
                Quest Small Cap Value Fund           Quest Balanced Value Fund
                MidCap Fund                          Capital Income Fund(2)
                Capital Appreciation Fund            Multiple Strategies Fund
                Growth Fund                          Disciplined Allocation Fund
                Disciplined Value Fund               Convertible Securities Fund
                Quest Value Fund
                Trinity Growth Fund                  Specialty
                Trinity Core Fund                    Real Asset Fund
                Trinity Value Fund                   Gold & Special Minerals Fund


===============================================================================================
FIXED INCOME
                Taxable                              Municipal
                International Bond Fund              California Municipal Fund(3)
                World Bond Fund                      Main Street(R) California Municipal Fund(3)
                High Yield Fund                      Florida Municipal Fund(3)
                Champion Income Fund                 New Jersey Municipal Fund(3)
                Strategic Income Fund                New York Municipal Fund(3)
                Bond Fund                            Pennsylvania Municipal Fund(3)
                Senior Floating Rate Fund            Municipal Bond Fund
                U.S. Government Trust                Insured Municipal Fund
                Limited-Term Government Fund         Intermediate Municipal Fund

                                                     Rochester Division
                                                     Rochester Fund Municipals
                                                     Limited Term New York Municipal Fund

================================================================================================

MONEY MARKET(4)
                Money Market Fund                    Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.

2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."

3. Available to investors only in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.



                     31 OPPENHEIMER TOTAL RETURN FUND, INC.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account
information and transactions(1)

WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8:00am-9pm ET,
Sat 10am-4pm ET

1.800.525.7048

TELEPHONE TRANSACTIONS
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Sat 10am-4pm ET

1.800.852.8457

PHONELINK
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and automated transactions

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TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
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1.800.843.4461

OPPENHEIMERFUNDS
MARKET HOTLINE
24 hours a day, timely and
insightful messages on the
economy and issues that may
affect your investments

1.800.835.3104

TRANSFER AND SHAREHOLDER
SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270,
Denver, CO 80217-5270

TICKER SYMBOLS
Class A: OPTRX
Class B: OTRBX
Class C: OTRCX
Class Y: OTRYX

1. At times, this website may be inaccessible or its transaction feature may be unavailable.


[OPPENHEIMERFUNDS LOGO]


RS0420.001.0600 August 29, 2000